CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
BALANCE SHEETS

BALANCE SHEETS

(In thousands, except share-related data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Assets

Current assets:
Cash and cash equivalents	744	137	22
Short-term investments	17,648	15,575	2,500
Prepaid expenses and other current assets	1,038	1,079	173
Amounts due from related parties	63,664	66,167	10,621

Total current assets	83,094	82,958	13,316
Investments in subsidiaries and VIE	531,511	572,995	91,972

Total assets	614,605	655,953	105,288

Liabilities and Equity

Current liabilities:
Accrued expenses and other current liabilities	4,663	1,195	191
Amount due to related parties	1,931	1,922	309

Total current liabilities	6,594	3,117	500
Deferred revenue	3,205	2,645	425

Total liabilities	9,799	5,762	925

Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	4,041	4,070	653
Additional paid-in capital	673,516	682,239	109,507
Accumulated deficits	(43,195)	(5,224)	(839)
Accumulated other comprehensive loss	(29,556)	(30,894)	(4,958)

Total equity	604,806	650,191	104,363

Total liabilities and equity	614,605	655,953	105,288

STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative (including share-based compensation of RMB6,283, RMB6,483, and RMB8,258 for 2010, 2011 and 2012, respectively)	(10,233)	(10,775)	(8,881)	(1,426)

Loss from operations	(10,233)	(10,775)	(8,881)	(1,426)

Other income	572	547	534	86
Interest income	750	1,176	892	142
Interest expense	(5)	-	-	-
Investment income (loss)	-	(201)	226	36
Equity in earnings of subsidiaries and VIE	48,223	26,074	45,200	7,254

Net income	39,317	16,821	37,971	6,092

STATEMENTS OF SHAREHOLDERS' DEFICIENCY AND COMPREHENSIVE INCOME

CONDENSED FINANCIAL INFORMATION OF CHANGES IN EQUITY

(In thousands, except share-related data)

										Accumulated
				Additional						other
	Ordinary shares			paid-in				Accumulated		comprehensive
	Outstanding shares	Amount		capital		Warrants		deficits		income (loss)	Total
		RMB		RMB		RMB		RMB		RMB	RMB

Balance at January 1, 2010	47,775,526		4,076		673,847	1,883		(99,333)		(20,500)		559,973
Repurchase and cancellation of ordinary shares	(852,144)		(57)		(13,411)	-		-		-		(13,468)
Forfeiture of warrants	-		-		1,883	(1,883)		-		-		-
Exercise of share options	765,924		52		6,046	-		-		-		6,098
Amortization of share-based compensation	-		-		6,283	-		-		-		6,283
Foreign currency translation adjustments	-		-		-	-		-		(2,139)		(2,139)
Change in fair value of available-for-sale	-		-		-	-		-		(85)		(85)
Net income	-		-		-	-		39,317		-		39,317

Balance at December 31, 2010	47,689,306		4,071		674,648	-		(60,016)		(22,724)		595,979

Repurchase and cancellation of ordinary shares	(590,205)		(38)		(8,205)	-		-		-		(8,243)
Exercise of share options	116,787		8		590	-		-		-		598
Amortization of share-based compensation	-		-		6,483	-		-		-		6,483
Foreign currency translation adjustments	-		-		-	-		-		(7,019)		(7,019)
Change in fair value of available-for-sale	-		-		-	-		-		187		187
Net income	-		-		-	-		16,821		-		16,821

Balance at December 31, 2011	47,215,888		4,041		673,516	-		(43,195)		(29,556)		604,806

Repurchase and cancellation of ordinary shares	(376,761)		(24)		(4,550)	-		-		-		(4,574)
Exercise of share options	837,204		53		5,015	-		-		-		5,068
Amortization of share-based compensation	-		-		8,258	-		-		-		8,258
Foreign currency translation adjustments	-		-		-	-		-		(2,585)		(2,585)
Change in fair value of available-for-sale	-		-		-	-		-		1,247		1,247
Net income	-		-		-	-		37,971		-		37,971

Balance at December 31, 2012	47,676,331		4,070		682,239	-		(5,224)		(30,894)		650,191

		US$	653	US$	109,507		US$	(839)	US$	(4,958)	US$	104,363

STATEMENTS OF CASH FLOWS

STATEMENTS OF CASH FLOWS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	39,317	16,821	37,971	6,092
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	6,283	6,483	8,258	1,326
Investment income (loss)	-	201	(226)	(36)
Equity in earnings of subsidiaries and VIE	(48,223)	(26,074)	(45,200)	(7,256)
Changes in assets and liabilities:
Prepaid expenses and other current assets	163	242	(31)	(5)
Amounts due from related parties	(1,094)	(1,574)	(1,897)	(303)
Accrued expense and other liabilities	(1,062)	242	(2,907)	(466)
Amount due to a related party	85	16	-	-
Deferred revenue	(161)	(546)	(529)	(84)

Net cash used in operating activities	(4,692)	(4,189)	(4,561)	(732)

Cash flows from investing activities:
Maturity of term deposits	27,203	-	-	-
Proceeds from the sale of investment	-	8,306	7,953	1,277
Purchase of investments	(19,982)	(2,556)	(4,546)	(730)

Net cash provided by investing activities	7,221	5,750	3,407	547

Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(13,468)	(7,437)	(4,574)	(734)
Proceeds from exercise of share options	6,098	598	5,068	813
Prepayment for shares repurchases	(735)	(168)	-	-

Net cash (used in) provided by financing activities	(8,105)	(7,007)	494	79

Effect of exchange rate changes	(693)	80	53	9

Net decrease in cash and cash equivalents	(6,269)	(5,366)	(607)	(97)
Cash and cash equivalents, beginning of year	12,379	6,110	744	119

Cash and cash equivalents, end of year	6,110	744	137	22

Amounts Due From/Due To Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances

The following represents related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB

Amounts due from related parties:
Former director-Yang Xueshan (i)	14,840	14,840
Vice President-Xie Changqing (i)	39,360	39,360
CMR (ii)	4,249	5,467
Hongcheng Liye (iii)	2,499	2,499
BJ-BCIT (iv)	1,813	1,817
Hongcheng Technology (v)	749	2,087
Others	154	97

	63,664	66,167

Amount due to related parties:
WITT (vi)	1,647	1,587
Others	284	335

	1,931	1,922

(i)	The amounts represent loans to the two nominee shareholders of Hongcheng Education.
(ii)	The amount represents the receivable of profit distribution from a subsidiary company.
(iii)	The amounts represent the service fee paid on behalf of a subsidiary company.
(iv)	The amounts represent the payment of students registration fee on behalf of a subsidiary company.
(v)	The amounts represent the receivable of the proceeds from stock option exercise, which were collected and temporarily held by Hongcheng Technology.
(vi)	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.